SCHEDULE OF INTANGIBLE ASSETS, NET (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Trademark (with indefinite lives)	$ 1,410,769	$ 11,004,000
Customer relationship (with definite lives)	2,595,641	20,246,000
Less: accumulated amortization	(21,630)	(168,717)
Definite lives intangible assets, net	2,574,011	20,077,283
Intangible assets, net	$ 3,984,780	$ 31,081,283